INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 1,658,046	¥ 1,657,682
Less: accumulated amortization	(610,337)	(375,046)
Intangible assets, net	1,047,709	1,282,636
Amortization of intangible assets	235,292	192,486	¥ 68,688
Estimated future amortization expense
2023	233,766
2024	226,908
2025	212,596
2026	206,405
2027	78,483
Thereafter	89,551
Customer contracts
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,641,900	1,641,900
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	364
Licenses
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 15,782	¥ 15,782